Total Invested Assets and Related Net Investment Income - Carrying Value and Fair Value of Financial Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Financial assets	CAD 137,691	CAD 134,491
Financial assets, at fair value	140,292	136,820
Invested assets	146,139	142,350
Investment properties	7,067	6,592
Other invested assets - non-financial assets	1,381	1,267
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Financial assets	8,890	8,642
Financial assets, at fair value	8,890	8,642
Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets	72,619	71,887
Debt securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	59,967	59,466
Financial assets, at fair value	59,967	59,466
Debt securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	12,652	12,421
Financial assets, at fair value	12,652	12,421
Equity securities
Disclosure of fair value measurement of assets [line items]
Financial assets	6,020	5,774
Equity securities | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	5,078	5,016
Financial assets, at fair value	5,078	5,016
Equity securities | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	942	758
Financial assets, at fair value	942	758
Mortgages and loans
Disclosure of fair value measurement of assets [line items]
Financial assets	42,805	40,775
Financial assets, at fair value	45,406	43,104
Derivative assets
Disclosure of fair value measurement of assets [line items]
Financial assets	1,478	1,608
Financial assets, at fair value	1,478	1,608
Other invested assets | Fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Financial assets	2,211	2,041
Financial assets, at fair value	2,211	2,041
Other invested assets | Available-for-sale
Disclosure of fair value measurement of assets [line items]
Financial assets	562	623
Financial assets, at fair value	562	623
Policy loans
Disclosure of fair value measurement of assets [line items]
Financial assets	3,106	3,141
Financial assets, at fair value	CAD 3,106	CAD 3,141